Label	Element	Value
Vest 2 Year Interest Rate Hedge ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	79.90%
Vest 2 Year Interest Rate Hedge ETF | Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.28% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Vest 2 Year Interest Rate Hedge ETF | Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 3.65% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Vest 2 Year Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%